Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The following is a summary of the Company’s related party transactions during the years ended December 31, 2023 and 2022:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2023	2022
IESO	Power purchased	2,297	2,374
	Revenues for transmission services	2,195	2,062
	Amounts related to electricity rebates	897	1,031
	Distribution revenues related to rural rate protection	250	247
	Distribution revenues related to supply of electricity to remote northern communities	46	35
	Distribution revenues related to Wataynikaneyap Power LP	54	—
	Funding received related to CDM programs	3	3
OPG	Power purchased	16	20
	Transmission revenues related to provision of services and supply of electricity	2	2
	Distribution revenues related to provision of services and supply of electricity	5	5
	Other revenues related to provision of services and supply of electricity	—	—
	Capital contribution received from OPG	5	5
	Costs related to the purchase of services	2	2
OEFC	Power purchased from power contracts administered by the OEFC	1	2
OEB	OEB fees	12	10
Hydro One Limited	Dividends paid	693	652
	Stock-based compensation costs	4	5
	Cost recovery for services provided	11	7
Acronym	Services received – costs expensed	33	26
	Revenues for services provided	3	2
HOBSI	Reduction in capital contribution from HOBSI	—	2
	Revenues for services provided	—	1